Income and Expenses - Summary of Cost of Sales and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Cost of mobile handsets, phone units, broadband data modems and devices	₱ 10,046	₱ 10,948	₱ 11,029
Cost of services	3,965	4,144	3,143
Total cost of sales and services	₱ 14,011	₱ 15,092	₱ 14,172